INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ 18
State	4	$ 5
Foreign	27	(193)	$ 23
Total current tax expense (benefit)	49	(188)	23
Deferred
Federal	0	0	0
State	0	0	0
Foreign	0	0	0
Total deferred tax expense (benefit)	0	0	0
Total income tax expense (benefit)	$ 49	$ (188)	$ 23